CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 48,191	$ 49,186
Time deposits	39,731	64,191
Assets held for sale	24,229	11,980
Inventories	16,652	17,323
Derivative assets	8	1,098
Accrued revenue	477	662
Restricted cash	2,020	1,000
Prepaid expenses and other current assets	6,613	5,764
Total current assets	146,721	157,701
FIXED ASSETS:
Vessels, net	1,091,518	1,001,120
Advances for vessels	89,703	76,280
Total fixed assets	1,181,221	1,077,400
OTHER NON CURRENT ASSETS:
Deferred financing costs	255	510
Restricted cash	8,850	8,900
Derivative assets	2,669	1,156
Accrued revenue	87	225
Other non current assets	13	26
Total assets	1,339,816	1,245,918
CURRENT LIABILITIES:
Current portion of long-term debt, net	24,781	43,556
Liability directly associated with assets held for sale	0	16,930
Unearned revenue	10,853	9,520
Accrued liabilities	8,383	10,766
Derivative liabilities	526	0
Other financing liability	748	0
Total current liabilities	55,733	91,317
Long-term debt, net	482,391	370,806
Unearned revenue	3,248	7,330
Derivative liabilities	0	307
Other liabilities	5,933	4,242
Total liabilities	547,305	474,002
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 118,868,317 and 111,607,828 issued and outstanding at December 31, 2022 and 2023, respectively	112	119
Preferred stock, $0.01 par value; 20,000,000 authorized, 804,950 and 804,950 Series C Preferred Shares, 3,195,050 and 3,195,050 Series D Preferred Shares, issued and outstanding at December 31, 2022 and 2023, respectively	40	40
Additional paid in capital	352,897	378,968
Retained earnings	439,462	392,789
Total shareholders’ equity	792,511	771,916
Total liabilities and shareholders’ equity	1,339,816	1,245,918
Nonrelated Party
CURRENT LIABILITIES:
Trade accounts payable	10,442	10,487
Related party
CURRENT LIABILITIES:
Trade accounts payable	0	58
Nonrelated Party
CURRENT ASSETS:
Accounts receivable	8,786	6,475
Related party
CURRENT ASSETS:
Accounts receivable	14	22
CURRENT LIABILITIES:
Trade accounts payable	$ 0	$ 58